Share-Based Payments - Summary of Share-based Payment Reserve (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Expense for year	$ 66
Share-Based Payment Reserve
Beginning Balance		$ 220
Forfeiture and reclass to Other Reserves		(8)
Modification of warrant accounting		151
Expense for year		2,003	$ 371
Liability classified warrants			(151)
Ending Balance	$ 220	$ 2,366	$ 220